Schedule of Investments(a)
May 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–48.19%
Advertising–0.58%
Omnicom Group, Inc./Omnicom Capital, Inc., 3.65%, 11/01/2024	$200,000	$216,872
WPP Finance 2010 (United Kingdom), 3.75%, 09/19/2024	840,000	895,581
		1,112,453
Aerospace & Defense–1.23%
BAE Systems Holdings, Inc. (United Kingdom), 3.85%, 12/15/2025(b)	373,000	410,144
Boeing Co. (The), 8.75%, 08/15/2021	832,000	899,779
Rockwell Collins, Inc.,
3.20%, 03/15/2024	441,000	468,736
3.50%, 03/15/2027	560,000	603,575
		2,382,234
Agricultural & Farm Machinery–0.33%
Deere & Co., 5.38%, 10/16/2029	500,000	642,852
Agricultural Products–0.29%
Bunge Ltd. Finance Corp., 3.25%, 08/15/2026	553,000	557,528
Air Freight & Logistics–0.36%
FedEx Corp., 4.55%, 04/01/2046	668,000	698,150
Airlines–0.38%
Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.82%, 08/10/2022	47,178	43,882
Delta Air Lines, Inc.,
3.63%, 03/15/2022	56,000	51,016
3.80%, 04/19/2023	17,000	15,118
2.90%, 10/28/2024	69,000	56,051
3.75%, 10/28/2029	38,000	29,580
Southwest Airlines Co., 3.00%, 11/15/2026	34,000	31,475
Spirit Airlines Pass Through Trust, Series 2015-1A, 4.10%, 10/01/2029	104,710	87,550
United Airlines Pass Through Trust, Series 2019-1, Class AA, 4.15%, 08/25/2031	442,638	416,414
		731,086
Asset Management & Custody Banks–0.33%
Affiliated Managers Group, Inc., 4.25%, 02/15/2024	106,000	114,192
Ameriprise Financial, Inc., 4.00%, 10/15/2023	241,000	267,091
Ares Capital Corp., 3.50%, 02/10/2023	124,000	121,554
BlackRock, Inc., 2.40%, 04/30/2030	72,000	77,305
FS KKR Capital Corp.,
4.75%, 05/15/2022	19,000	18,206
4.13%, 02/01/2025	19,000	16,498
	Principal Amount	Value
Asset Management & Custody Banks–(continued)
Oaktree Specialty Lending Corp., 3.50%, 02/25/2025	$14,000	$13,323
		628,169
Automobile Manufacturers–0.79%
Ford Motor Co.,
4.35%, 12/08/2026	100,000	87,895
7.45%, 07/16/2031	100,000	99,625
4.75%, 01/15/2043	100,000	76,875
Ford Motor Credit Co. LLC, 3.09%, 01/09/2023	385,000	365,654
General Motors Co.,
6.60%, 04/01/2036	100,000	107,064
5.15%, 04/01/2038	49,000	47,461
6.25%, 10/02/2043	403,000	417,236
6.75%, 04/01/2046	259,000	282,425
5.95%, 04/01/2049	44,000	45,322
		1,529,557
Biotechnology–0.07%
AbbVie, Inc., 2.95%, 11/21/2026(b)	117,000	125,626
Amgen, Inc., 2.20%, 02/21/2027	17,000	17,774
		143,400
Brewers–0.39%
Anheuser-Busch InBev Finance, Inc. (Belgium), 3.65%, 02/01/2026	38,000	41,860
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 01/15/2039	262,000	409,352
Molson Coors Beverage Co.,
5.00%, 05/01/2042	165,000	170,150
4.20%, 07/15/2046	140,000	132,383
		753,745
Broadcasting–0.27%
Discovery Communications LLC,
3.90%, 11/15/2024	200,000	214,174
4.13%, 05/15/2029	289,000	309,495
		523,669
Building Products–0.31%
Fortune Brands Home & Security, Inc., 4.00%, 09/21/2023	473,000	512,815
Owens Corning, 7.00%, 12/01/2036	62,000	76,581
		589,396
Cable & Satellite–0.65%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.13%, 07/01/2049	50,000	58,210
Comcast Corp., 3.60%, 03/01/2024	403,000	447,415
Time Warner Cable LLC,
7.30%, 07/01/2038	106,000	141,657
5.50%, 09/01/2041	86,000	101,784
4.50%, 09/15/2042	420,000	451,330

See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

	Principal Amount	Value
Cable & Satellite–(continued)
Time Warner Entertainment Co. L.P., 8.38%, 07/15/2033	$35,000	$51,152
		1,251,548
Commodity Chemicals–0.01%
Westlake Chemical Corp., 5.00%, 08/15/2046	27,000	26,988
Communications Equipment–0.13%
Juniper Networks, Inc., 5.95%, 03/15/2041	14,000	16,736
Motorola Solutions, Inc.,
4.00%, 09/01/2024	200,000	217,861
5.50%, 09/01/2044	14,000	14,863
		249,460
Construction & Engineering–0.07%
Fluor Corp.,
3.50%, 12/15/2024	32,000	29,059
4.25%, 09/15/2028	38,000	32,664
Valmont Industries, Inc., 5.25%, 10/01/2054	73,000	72,954
		134,677
Construction Machinery & Heavy Trucks–0.90%
Caterpillar Financial Services Corp., 1.93%, 10/01/2021	694,000	704,333
Cummins, Inc., 3.65%, 10/01/2023	479,000	521,157
PACCAR Financial Corp., 2.80%, 03/01/2021	501,000	509,782
		1,735,272
Construction Materials–0.01%
Eagle Materials, Inc., 4.50%, 08/01/2026	20,000	20,437
Consumer Finance–1.12%
Ally Financial, Inc.,
4.63%, 05/19/2022	480,000	495,526
8.00%, 11/01/2031	218,000	275,590
American Express Co., 3.13%, 05/20/2026	289,000	316,822
Discover Bank, 4.20%, 08/08/2023	250,000	267,159
Discover Financial Services, 3.95%, 11/06/2024	480,000	509,038
Synchrony Financial, 4.25%, 08/15/2024	300,000	300,159
		2,164,294
Department Stores–0.04%
Nordstrom, Inc., 5.00%, 01/15/2044	102,000	69,132
Distillers & Vintners–0.89%
Constellation Brands, Inc., 2.65%, 11/07/2022	200,000	207,814
Diageo Capital PLC (United Kingdom), 2.13%, 10/24/2024	574,000	604,381
Diageo Investment Corp. (United Kingdom), 2.88%, 05/11/2022	875,000	913,601
		1,725,796
Diversified Banks–6.65%
Banco Santander S.A. (Spain), 5.18%, 11/19/2025	600,000	664,056
Principal Amount		Value
Diversified Banks–(continued)
Bancolombia S.A. (Colombia), 3.00%, 01/29/2025	$213,000	$206,145
Bank of America Corp.,
4.27%, (3 mo. USD LIBOR + 1.31%), 07/23/2029(c)	188,000	216,648
7.75%, 05/14/2038	271,000	434,635
Series DD, 6.30%(d)	257,000	281,630
Bank of Montreal (Canada), Series E, 3.30%, 02/05/2024	299,000	321,230
Bank of Nova Scotia (The) (Canada), 2.70%, 03/07/2022	278,000	288,623
Barclays Bank PLC (United Kingdom), 3.75%, 05/15/2024	240,000	261,611
Barclays PLC (United Kingdom),
5.20%, 05/12/2026	284,000	312,981
7.88%(b)(d)	75,000	76,273
8.00%(c)(d)	94,000	96,402
BPCE S.A. (France), 4.50%, 03/15/2025(b)	195,000	210,089
Capital One Bank USA N.A., 3.38%, 02/15/2023	250,000	258,984
Citigroup, Inc., 3.67% (3 mo. USD LIBOR + 1.39%), 07/24/2028(c)	100,000	108,734
Cooperatieve Rabobank U.A. (Netherlands), 3.95%, 11/09/2022	900,000	947,550
Deutsche Bank AG (Germany), 3.95%, 02/27/2023	343,000	350,558
HSBC Holdings PLC (United Kingdom),
3.95%, 05/18/2024(c)	100,000	107,095
4.58%, 06/19/2029	165,000	187,535
JPMorgan Chase & Co.,
3.80%, (3 mo. USD LIBOR + 0.89%), 07/23/2024(c)	258,000	277,492
3.88%, 09/10/2024	502,000	552,303
3.78%, 02/01/2028	524,000	579,632
3.54%, 05/01/2028	263,000	287,962
Lloyds Bank PLC (United Kingdom),
3.30%, 05/07/2021	1,275,000	1,306,146
2.25%, 08/14/2022	385,000	396,018
Lloyds Banking Group PLC (United Kingdom),
4.45%, 05/08/2025	755,000	841,719
3.87%, 07/09/2025(c)	201,000	213,786
Mitsubishi UFJ Financial Group, Inc. (Japan), 3.74%, 03/07/2029	191,000	213,786
National Australia Bank Ltd. (Australia), 3.93%, 08/02/2034(b)	230,000	244,278
Nordea Bank Abp (Finland), 6.63%(b)(d)	200,000	211,667
Royal Bank of Canada (Canada), 3.70%, 10/05/2023	306,000	333,637
Royal Bank of Scotland Group PLC (The) (United Kingdom), 6.00%, 12/19/2023	300,000	330,906
Santander UK PLC (United Kingdom), 2.88%, 06/18/2024	558,000	591,283
Sumitomo Mitsui Financial Group, Inc. (Japan), 2.35%, 01/15/2025	200,000	207,056
Svenska Handelsbanken AB (Sweden), 3.90%, 11/20/2023	474,000	524,280
Truist Bank, 4.05%, 11/03/2025	10,000	11,430
U.S. Bancorp, Series W, 3.10%, 04/27/2026	160,000	174,288
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

	Principal Amount	Value
Diversified Banks–(continued)
Wells Fargo & Co., 4.75%, 12/07/2046	$183,000	$216,204
		12,844,652
Diversified Capital Markets–0.17%
Credit Suisse Group AG (Switzerland), 3.87%, 01/12/2029(b)	189,000	204,098
UBS Group AG (Switzerland), 7.00%(b)(c)(d)	125,000	128,799
		332,897
Diversified Chemicals–0.03%
Dow Chemical Co. (The), 9.40%, 05/15/2039	32,000	52,824
Diversified REITs–0.02%
CyrusOne L.P./CyrusOne Finance Corp., 3.45%, 11/15/2029	33,000	32,680
Diversified Support Services–0.06%
Cintas Corp. No. 2, 2.90%, 04/01/2022	114,000	118,268
Drug Retail–0.14%
Walgreens Boots Alliance, Inc., 4.80%, 11/18/2044	245,000	263,064
Education Services–0.02%
California Institute of Technology, 4.70%, 11/01/2111	27,000	34,658
Electric Utilities–2.46%
AEP Texas, Inc., 3.95%, 06/01/2028(b)	806,000	911,342
Duke Energy Corp., 3.75%, 04/15/2024	413,000	453,688
EDP Finance B.V. (Portugal), 3.63%, 07/15/2024(b)	349,000	376,947
ITC Holdings Corp.,
2.70%, 11/15/2022	158,000	164,213
5.30%, 07/01/2043	323,000	399,537
National Grid USA, 5.80%, 04/01/2035	146,000	181,343
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/2079	235,000	254,385
Oglethorpe Power Corp., 5.95%, 11/01/2039	374,000	491,426
PPL WEM Ltd./Western Power Distribution PLC (United Kingdom), 5.38%, 05/01/2021(b)	500,000	511,858
Southern Power Co., 5.15%, 09/15/2041	435,000	471,313
Virginia Electric & Power Co., 8.88%, 11/15/2038	316,000	540,876
		4,756,928
Electronic Components–0.09%
Amphenol Corp., 3.20%, 04/01/2024	111,000	117,942
Corning, Inc., 5.35%, 11/15/2048	50,000	62,903
		180,845
	Principal Amount	Value
Fertilizers & Agricultural Chemicals–0.02%
Mosaic Co. (The),
5.45%, 11/15/2033	$19,000	$19,337
5.63%, 11/15/2043	24,000	24,582
		43,919
Food Distributors–0.44%
Sysco Corp., 5.65%, 04/01/2025	740,000	843,713
Gold–0.13%
Newmont Corp., 2.80%, 10/01/2029	231,000	241,403
Health Care Facilities–0.70%
HCA, Inc.,
5.25%, 04/15/2025	197,000	223,622
5.25%, 06/15/2049	300,000	354,011
SSM Health Care Corp., 3.69%, 06/01/2023	715,000	767,938
		1,345,571
Health Care REITs–0.33%
Sabra Health Care L.P., 5.13%, 08/15/2026	28,000	27,288
Welltower, Inc., 3.63%, 03/15/2024	590,000	604,098
		631,386
Health Care Services–0.96%
CHRISTUS Health, Series C, 4.34%, 07/01/2028	430,000	481,631
CommonSpirit Health, 2.95%, 11/01/2022	378,000	391,393
CVS Health Corp.,
2.88%, 06/01/2026	179,000	192,179
5.05%, 03/25/2048	302,000	388,990
Laboratory Corp. of America Holdings, 3.20%, 02/01/2022	222,000	230,323
Toledo Hospital (The), 6.02%, 11/15/2048	154,000	164,572
		1,849,088
Home Improvement Retail–0.33%
Home Depot, Inc. (The), 2.95%, 06/15/2029	52,000	57,655
Lowe’s Cos., Inc., 3.88%, 09/15/2023	524,000	576,247
		633,902
Hotel & Resort REITs–0.06%
Service Properties Trust,
5.00%, 08/15/2022	28,000	25,798
4.35%, 10/01/2024	61,000	53,776
4.95%, 10/01/2029	50,000	40,082
		119,656
Hotels, Resorts & Cruise Lines–0.02%
Marriott International, Inc., Series EE, 5.75%, 05/01/2025	39,000	42,156
Household Appliances–0.47%
Whirlpool Corp., 4.70%, 06/01/2022	850,000	901,607
Household Products–0.31%
Kimberly-Clark Corp., 2.40%, 03/01/2022	589,000	605,278
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

	Principal Amount	Value
Hypermarkets & Super Centers–0.10%
Walmart, Inc., 3.70%, 06/26/2028	$170,000	$201,348
Industrial Conglomerates–0.20%
Carlisle Cos., Inc., 3.75%, 11/15/2022	131,000	135,606
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/2025	252,000	256,300
		391,906
Industrial Machinery–0.45%
Stanley Black & Decker, Inc.,
4.25%, 11/15/2028	570,000	662,645
4.00%, 03/15/2060	213,000	211,118
		873,763
Industrial REITs–0.06%
Prologis L.P., 2.25%, 04/15/2030	113,000	116,275
Insurance Brokers–0.32%
Aon Corp., 8.21%, 01/01/2027	100,000	117,152
Marsh & McLennan Cos., Inc., 3.88%, 03/15/2024	456,000	500,960
		618,112
Integrated Oil & Gas–0.68%
BP Capital Markets PLC (United Kingdom), 3.81%, 02/10/2024	321,000	351,802
Chevron Corp., 2.90%, 03/03/2024	324,000	349,708
Occidental Petroleum Corp., 2.90%, 08/15/2024	519,000	415,200
Shell International Finance B.V. (Netherlands), 3.25%, 05/11/2025	90,000	99,869
Total Capital International S.A. (France), 2.70%, 01/25/2023	82,000	86,170
		1,302,749
Integrated Telecommunication Services–0.79%
TCI Communications, Inc., 7.13%, 02/15/2028	1,100,000	1,517,117
Interactive Home Entertainment–0.60%
Electronic Arts, Inc., 3.70%, 03/01/2021	1,125,000	1,148,513
Interactive Media & Services–0.71%
Alphabet, Inc., 3.38%, 02/25/2024	274,000	305,441
Baidu, Inc. (China),
3.50%, 11/28/2022	500,000	520,460
4.38%, 03/29/2028	300,000	336,112
Weibo Corp. (China), 3.50%, 07/05/2024	200,000	205,633
		1,367,646
Internet & Direct Marketing Retail–0.26%
QVC, Inc., 4.45%, 02/15/2025	519,000	496,942
Investment Banking & Brokerage–3.16%
Goldman Sachs Group, Inc. (The),
4.00%, 03/03/2024	1,077,000	1,181,140
3.50%, 11/16/2026	301,000	324,929
2.60%, 02/07/2030	2,000,000	2,036,480
5.15%, 05/22/2045	200,000	252,889
	Principal Amount	Value
Investment Banking & Brokerage–(continued)
Jefferies Group LLC, 6.25%, 01/15/2036	$12,000	$13,057
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.85%, 01/15/2027	134,000	143,753
Morgan Stanley,
3.74%, (3 mo. USD LIBOR + 0.85%), 04/24/2024(c)	726,000	775,835
3.88%, 01/27/2026	415,000	467,650
Series F, 3.88%, 04/29/2024	538,000	589,776
TD Ameritrade Holding Corp., 2.95%, 04/01/2022	308,000	321,074
		6,106,583
IT Consulting & Other Services–0.33%
International Business Machines Corp., 7.13%, 12/01/2096	383,000	644,365
Leisure Products–0.07%
Hasbro, Inc., 5.10%, 05/15/2044	147,000	135,945
Life & Health Insurance–1.41%
Brighthouse Financial, Inc.,
3.70%, 06/22/2027	257,000	252,656
4.70%, 06/22/2047	236,000	208,626
MetLife, Inc.,
3.60%, 04/10/2024	692,000	761,732
Series D, 5.88%(d)	100,000	104,081
Prudential Financial, Inc.,
5.63%, 06/15/2043	342,000	354,664
5.20%, 03/15/2044	225,000	227,307
5.38%, 05/15/2045	135,000	139,471
3.70%, 03/13/2051	224,000	236,108
Reliance Standard Life Global Funding II, 2.75%, 01/21/2027(b)	441,000	432,075
Unum Group, 5.75%, 08/15/2042	13,000	12,797
		2,729,517
Managed Health Care–0.10%
UnitedHealth Group, Inc., 3.45%, 01/15/2027	174,000	197,796
Motorcycle Manufacturers–0.24%
Harley-Davidson, Inc.,
3.50%, 07/28/2025	187,000	189,270
4.63%, 07/28/2045	279,000	276,950
		466,220
Multi-line Insurance–0.38%
American International Group, Inc.,
4.13%, 02/15/2024	551,000	604,954
8.18%, (3 mo. USD LIBOR + 4.20%), 05/15/2058(c)	11,000	13,617
Series A-9, 5.75%, 04/01/2048	20,000	20,363
Hartford Financial Services Group, Inc. (The), 2.52% (3 mo. USD LIBOR + 2.13%), 02/12/2047(b)(c)	108,000	85,778
		724,712
Multi-Sector Holdings–0.29%
Berkshire Hathaway Energy Co., 3.75%, 11/15/2023	452,000	496,167
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

	Principal Amount	Value
Multi-Sector Holdings–(continued)
Berkshire Hathaway, Inc., 2.20%, 03/15/2021	$71,000	$71,918
		568,085
Multi-Utilities–0.66%
Black Hills Corp.,
4.25%, 11/30/2023	216,000	232,183
3.95%, 01/15/2026	277,000	296,242
NiSource, Inc., 2.65%, 11/17/2022	80,000	82,754
PSEG Power LLC, 8.63%, 04/15/2031	358,000	493,596
Sempra Energy, 4.05%, 12/01/2023	159,000	172,842
		1,277,617
Office REITs–0.65%
Alexandria Real Estate Equities, Inc., 4.00%, 01/15/2024	558,000	606,906
Boston Properties L.P., 3.80%, 02/01/2024	599,000	639,335
Office Properties Income Trust, 4.00%, 07/15/2022	16,000	15,803
		1,262,044
Oil & Gas Equipment & Services–0.46%
Baker Hughes Holdings LLC, 5.13%, 09/15/2040	152,000	178,704
Baker Hughes, a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
2.77%, 12/15/2022	162,000	167,923
4.08%, 12/15/2047	181,000	182,235
Halliburton Co.,
7.45%, 09/15/2039	113,000	139,199
5.00%, 11/15/2045	220,000	217,692
		885,753
Oil & Gas Exploration & Production–1.18%
Apache Corp., 5.10%, 09/01/2040	322,000	258,477
Continental Resources, Inc.,
5.00%, 09/15/2022	194,000	185,406
4.38%, 01/15/2028	265,000	224,508
Devon Energy Corp., 5.60%, 07/15/2041	138,000	128,198
Hess Corp., 5.60%, 02/15/2041	140,000	139,249
Marathon Oil Corp., 3.85%, 06/01/2025	470,000	445,715
Newfield Exploration Co., 5.63%, 07/01/2024	425,000	387,676
Noble Energy, Inc., 3.90%, 11/15/2024	470,000	465,141
Ovintiv, Inc., 6.50%, 08/15/2034	48,000	38,042
		2,272,412
Oil & Gas Refining & Marketing–0.20%
HollyFrontier Corp., 5.88%, 04/01/2026	65,000	69,793
Marathon Petroleum Corp., 4.50%, 04/01/2048	105,000	100,052
Valero Energy Corp., 6.63%, 06/15/2037	166,000	215,826
		385,671
	Principal Amount	Value
Oil & Gas Storage & Transportation–1.39%
Boardwalk Pipelines L.P.,
4.95%, 12/15/2024	$445,000	$432,252
4.45%, 07/15/2027	56,000	53,653
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/2024	370,000	412,105
Columbia Pipeline Group, Inc., 5.80%, 06/01/2045	143,000	175,362
Enable Midstream Partners L.P., 4.95%, 05/15/2028	51,000	43,274
Energy Transfer Operating L.P., 5.30%, 04/15/2047	389,000	381,894
Kinder Morgan Energy Partners L.P., 6.95%, 01/15/2038	131,000	175,589
Kinder Morgan, Inc., 5.55%, 06/01/2045	194,000	238,282
MPLX L.P., 2.10% (3 mo. USD LIBOR + 1.10%), 09/09/2022(c)	225,000	212,536
Sunoco Logistics Partners Operations L.P., 5.40%, 10/01/2047	167,000	166,475
Transcanada Trust (Canada), 5.50%, 09/15/2079	122,000	119,187
Western Midstream Operating L.P.,
4.65%, 07/01/2026	56,000	52,512
5.25%, 02/01/2050	65,000	52,955
Williams Cos., Inc. (The), 6.30%, 04/15/2040	136,000	164,592
		2,680,668
Other Diversified Financial Services–0.51%
Blackstone Holdings Finance Co. LLC, 3.15%, 10/02/2027(b)	125,000	132,125
Brookfield Finance, Inc. (Canada),
4.00%, 04/01/2024	240,000	257,479
4.70%, 09/20/2047	101,000	103,666
Equitable Holdings, Inc., 5.00%, 04/20/2048	44,000	45,412
ORIX Corp. (Japan),
4.05%, 01/16/2024	322,000	348,961
3.70%, 07/18/2027	72,000	78,552
Voya Financial, Inc., 5.65% (3 mo. USD LIBOR + 3.58%), 05/15/2053(c)	20,000	19,865
		986,060
Packaged Foods & Meats–0.27%
Experian Finance PLC (United Kingdom), 2.75%, 03/08/2030(b)	497,000	517,683
Paper Packaging–0.17%
International Paper Co., 4.80%, 06/15/2044	280,000	321,051
Paper Products–0.23%
Celulosa Arauco y Constitucion S.A. (Chile), 4.50%, 08/01/2024	200,000	208,771
Fibria Overseas Finance Ltd. (Brazil), 5.50%, 01/17/2027	27,000	28,097
Suzano Austria GmbH (Brazil), 6.00%, 01/15/2029	200,000	211,412
		448,280
Pharmaceuticals–1.24%
Bristol-Myers Squibb Co.,
3.25%, 08/15/2022(b)	750,000	793,014
3.63%, 05/15/2024(b)	200,000	220,120
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

	Principal Amount	Value
Pharmaceuticals–(continued)
Johnson & Johnson, 3.55%, 05/15/2021	$328,000	$338,290
Perrigo Finance Unlimited Co.,
3.90%, 12/15/2024	800,000	834,197
4.90%, 12/15/2044	200,000	199,753
		2,385,374
Property & Casualty Insurance–0.36%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	76,000	76,687
Assured Guaranty US Holdings, Inc., 5.00%, 07/01/2024	266,000	293,129
CNA Financial Corp., 3.95%, 05/15/2024	297,000	320,546
		690,362
Railroads–0.21%
CSX Corp., 3.70%, 11/01/2023	366,000	395,870
Regional Banks–0.39%
Fifth Third Bancorp, 4.30%, 01/16/2024	200,000	217,895
Fifth Third Bank N.A., 3.85%, 03/15/2026	150,000	164,569
KeyBank N.A., 3.40%, 05/20/2026	230,000	246,434
Truist Bank, 3.30%, 05/15/2026	115,000	123,345
		752,243
Reinsurance–0.04%
RenaissanceRe Finance, Inc. (Bermuda), 3.70%, 04/01/2025	34,000	36,264
Sompo International Holdings Ltd. (Bermuda), 4.70%, 10/15/2022	34,000	35,532
		71,796
Residential REITs–0.18%
AvalonBay Communities, Inc., 4.20%, 12/15/2023	325,000	349,895
Restaurants–0.26%
Starbucks Corp., 3.85%, 10/01/2023	467,000	509,700
Retail REITs–0.34%
Federal Realty Investment Trust, 4.50%, 12/01/2044	61,000	64,612
Kite Realty Group L.P., 4.00%, 10/01/2026REIT	326,000	286,565
Simon Property Group L.P., 6.75%, 02/01/2040	244,000	311,289
		662,466
Semiconductors–0.90%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	173,000	182,280
Broadcom, Inc., 4.11%, 09/15/2028(b)	265,000	278,937
Microchip Technology, Inc., 4.33%, 06/01/2023	200,000	209,645
QUALCOMM, Inc., 2.90%, 05/20/2024	681,000	733,954
Xilinx, Inc., 3.00%, 03/15/2021	317,000	323,220
		1,728,036
	Principal Amount	Value
Soft Drinks–0.36%
Coca-Cola Co. (The), 3.20%, 11/01/2023	$638,000	$698,401
Specialized Finance–0.34%
National Rural Utilities Cooperative Finance Corp.,
2.90%, 03/15/2021	312,000	317,788
3.40%, 11/15/2023	305,000	327,834
5.25%, 04/20/2046	12,000	12,643
		658,265
Specialized REITs–0.01%
EPR Properties, 3.75%, 08/15/2029	28,000	22,839
Specialty Chemicals–0.59%
Celanese US Holdings LLC, 3.50%, 05/08/2024	150,000	156,795
DuPont de Nemours, Inc., 4.21%, 11/15/2023	639,000	695,638
Huntsman International LLC, 5.13%, 11/15/2022	17,000	17,708
PPG Industries, Inc., 2.40%, 08/15/2024	261,000	275,003
		1,145,144
Steel–0.14%
ArcelorMittal S.A. (Luxembourg),
4.25%, 07/16/2029	240,000	242,018
7.25%, 10/15/2039	27,000	32,285
		274,303
Systems Software–1.38%
Microsoft Corp.,
3.63%, 12/15/2023	343,000	380,905
2.88%, 02/06/2024	565,000	612,873
2.70%, 02/12/2025	647,000	708,699
Oracle Corp., 2.40%, 09/15/2023	918,000	970,240
		2,672,717
Technology Hardware, Storage & Peripherals–0.56%
Apple, Inc., 3.00%, 02/09/2024	728,000	789,384
Dell International LLC/EMC Corp.,
8.10%, 07/15/2036(b)	52,000	63,107
8.35%, 07/15/2046(b)	140,000	177,887
Seagate HDD Cayman, 4.88%, 06/01/2027	50,000	53,358
		1,083,736
Tobacco–1.19%
Altria Group, Inc.,
4.00%, 01/31/2024	446,000	487,929
4.50%, 05/02/2043	147,000	156,306
3.88%, 09/16/2046	225,000	222,127
BAT Capital Corp. (United Kingdom),
3.22%, 08/15/2024	200,000	210,568
3.56%, 08/15/2027	407,000	428,475
4.54%, 08/15/2047	87,000	92,672
4.76%, 09/06/2049	35,000	38,255
Reynolds American, Inc. (United Kingdom), 5.85%, 08/15/2045	545,000	655,506
		2,291,838
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

	Principal Amount	Value
Trading Companies & Distributors–0.44%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
3.50%, 05/26/2022	$267,000	$247,668
3.88%, 01/23/2028	150,000	123,944
Air Lease Corp., 3.00%, 02/01/2030	560,000	469,047
		840,659
Trucking–0.35%
Avolon Holdings Funding Ltd. (Ireland), 3.25%, 02/15/2027(b)	265,000	204,302
Ryder System, Inc., 3.65%, 03/18/2024	438,000	462,014
		666,316
Water Utilities–0.16%
American Water Capital Corp.,
3.85%, 03/01/2024	174,000	191,333
6.59%, 10/15/2037	84,000	120,592
		311,925
Wireless Telecommunication Services–0.32%
America Movil S.A.B. de C.V. (Mexico), 3.13%, 07/16/2022	603,000	621,442
Total U.S. Dollar Denominated Bonds & Notes (Cost $92,492,055)		93,022,498
U.S. Treasury Securities–36.28%
U.S. Treasury Bills–0.72%
0.15% - 0.40%, 09/03/2020(e)(f)	1,385,000	1,384,468
U.S. Treasury Bonds–0.66%
2.38%, 11/15/2049	1,037,600	1,279,045
U.S. Treasury Notes–34.90%
1.38%, 01/31/2022	402,000	410,040
1.13%, 02/28/2022	19,800,000	20,131,031
1.38%, 02/15/2023	563,000	581,265
1.38%, 01/31/2025	13,942,000	14,642,912
1.13%, 02/28/2025	517,000	537,619
1.50%, 08/15/2026	10,000,000	10,645,708
1.50%, 01/31/2027	16,190,500	17,279,564
1.50%, 02/15/2030	2,915,900	3,152,475
		67,380,614
Total U.S. Treasury Securities (Cost $67,278,436)		70,044,127
U.S. Government Sponsored Agency Mortgage-Backed Securities–19.78%
Collateralized Mortgage Obligations–0.49%
Fannie Mae ACES, 0.29%, 12/25/2022(g)	19,692,398	96,863
Fannie Mae REMICs,
IO, 3.50%, 08/25/2035	417,773	51,577
5.50%, 07/25/2046	114,717	21,893
4.00%, 08/25/2047	213,366	13,427
5.00%, (5.90% - 1 mo. USD LIBOR), 09/25/2047(c)	1,429,338	191,161
	Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac Multifamily Structured Pass Through Ctfs.,
Series KC03, Class X1, 0.63%, 11/25/2024(g)		$4,164,546	$80,440
Series K734, Class X1, 0.65%, 02/25/2026(g)		3,066,909	95,985
Series K735, Class X1, 1.10%, 05/25/2026(g)		3,237,388	155,466
Series K093, Class X1, 0.95%, 05/25/2029(g)		2,555,809	180,546
Freddie Mac REMICs, IO, 5.92% (6.10% - 1 mo. USD LIBOR), 01/15/2044(c)		377,716	54,225
Freddie Mac STRIPS, IO, 3.00%, 12/15/2027		152,510	8,610
			950,193
Federal Home Loan Mortgage Corp. (FHLMC)–0.89%
4.50%, 09/01/2049 to 01/01/2050		1,149,366	1,241,065
3.00%, 01/01/2050		443,037	474,557
			1,715,622
Federal National Mortgage Association (FNMA)–12.84%
TBA 2.50%, 06/01/2035 to 07/01/2050(h)		20,021,000	20,775,231
4.50%, 06/01/2049		524,799	566,284
3.00%, 10/01/2049 to 03/01/2050		2,548,842	2,689,554
2.50%, 03/01/2050		723,861	758,606
			24,789,675
Government National Mortgage Association (GNMA)–5.56%
IO, 6.02%, (6.20% - 1 mo. USD LIBOR), 10/16/2047(c)		785,128	138,169
TBA, 3.00%, 06/01/2050(h)		10,000,000	10,585,156
			10,723,325
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $37,973,932)			38,178,815
Non-U.S. Dollar Denominated Bonds & Notes–4.38%(i)
Sovereign Debt–4.38%
Australia Government Bond (Australia), Series 142, 4.25%, 04/21/2026(b)	AUD	700,000	568,110
Australia Government Bond (Australia), Series 155, 2.50%, 05/21/2030(b)	AUD	743,000	571,478
Bundesrepublik Deutschland Bundesanleihe (Germany), 1.00%, 08/15/2025(b)	EUR	368,000	444,155
Bundesrepublik Deutschland Bundesanleihe (Germany), 0.01%, 02/15/2030(b)	EUR	388,000	450,018
New Zealand Government Bond (New Zealand), Series 425, 2.75%, 04/15/2025(b)	NZD	807,000	558,445
New Zealand Government Bond (New Zealand), 1.50%, 05/15/2031	NZD	841,000	558,905
Norway Government Bond (Norway), Series 477, 1.75%, 03/13/2025(b)	NOK	9,840,000	1,085,211
Norway Government Bond (Norway), Series 482, 1.38%, 08/19/2030(b)	NOK	9,778,000	1,084,887
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

	Principal Amount		Value
Sovereign Debt–(continued)
Sweden Government Bond (Sweden), Series 1058, 2.50%, 05/12/2025	SEK	8,320,000	$1,004,507
Sweden Government Bond (Sweden), Series 1061, 0.75%, 11/12/2029(b)	SEK	8,855,000	1,010,287
Swiss Confederation Government Bond (Switzerland), 1.25%, 06/11/2024(b)	CHF	493,000	552,463
Swiss Confederation Government Bond (Switzerland), 0.50%, 05/27/2030(b)	CHF	488,000	558,600
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $8,261,983)			8,447,066

Asset-Backed Securities–3.63%
Banc of America Mortgage Trust, Series 2007-1, Class 1A24, 6.00%, 03/25/2037		$24,037	23,340
Bank, Series 2019-BNK16, Class XA, 0.96%, 02/15/2052(g)		2,383,901	148,304
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, 1.10%, 10/12/2050(g)		6,395,221	344,261
Commercial Mortgage Trust,
Series 2014-UBS4, Class AM, 3.97%, 08/10/2047		407,000	422,563
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047		900,000	928,135
DT Auto Owner Trust, Series 2017-1A, Class E, 5.79%, 02/15/2024(b)		750,000	760,519
FREMF Mortgage Trust,
Series 2012-K23, Class C, 3.66%, 10/25/2045(b)(g)		395,000	396,177
Series 2013-K28, Class C, 3.49%, 06/25/2046(b)(g)		390,000	382,719
Series 2013-K29, Class C, 3.48%, 05/25/2046(b)(g)		220,000	218,548
Series 2013-K32, Class C, 3.65%, 10/25/2046(b)(g)		450,000	446,597
Series 2014-K36, Class C, 4.50%, 12/25/2046(b)(g)		500,000	500,683
Series 2014-K38, Class B, 4.22%, 06/25/2047(b)(g)		280,000	299,402
Series 2014-K714, Class C, 3.99%, 01/25/2047(b)(g)		215,000	214,667
Series 2016-K54, Class C, 4.05%, 04/25/2048(b)(g)		290,000	282,149
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class AS, 3.91%, 11/15/2047(g)		200,000	207,768
Morgan Stanley BAML Trust, Series 2013-C9, Class AS, 3.46%, 05/15/2046		770,000	792,782
Navistar Financial Dealer Note Master Owner Trust II,
Series 2019-1, Class C, 1.12% (1 mo. USD LIBOR + 0.95%), 05/25/2024(b)(c)		70,000	68,741
Series 2019-1, Class D, 1.62% (1 mo. USD LIBOR + 1.45%), 05/25/2024(b)(c)		65,000	63,848
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2005-AR14, Class 1A4, 3.83%, 12/25/2035(g)		35,927	34,283
	Principal Amount	Value

WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class AS, 4.35%, 03/15/2047(g)	$450,000	$479,882
Total Asset-Backed Securities (Cost $7,067,205)		7,015,368

Agency Credit Risk Transfer Notes–2.92%
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1M2, 2.57% (1 mo. USD LIBOR + 2.40%), 04/25/2031(b)(c)	326,250	323,339
Series 2019-R02, Class 1M2, 2.47% (1 mo. USD LIBOR + 2.30%), 08/25/2031(b)(c)	160,144	157,938
Fannie Mae Connecticut Avenue Securities
Series 2013-C01, Class M2, 5.42% (1 mo. USD LIBOR + 5.25%), 10/25/2023(c)	441,627	391,702
Series 2014-C02, Class M2, 4.57% (1 mo. USD LIBOR + 4.40%), 01/25/2024(c)	641,203	549,726
Series 2014-C02, Class 1M2, 2.77% (1 mo. USD LIBOR + 2.60%), 05/25/2024(c)	326,313	260,189
Series 2014-C03, Class 2M2, 3.07% (1 mo. USD LIBOR + 2.90%), 07/25/2024(c)	88,998	83,483
Series 2014-C03, Class 1M2, 3.17% (1 mo. USD LIBOR + 3.00%), 07/25/2024(c)	706,175	556,227
Series 2014-C04, Class 2M2, 5.17% (1 mo. USD LIBOR + 5.00%), 11/25/2024(c)	315,272	317,573
Series 2016-C01, Class 1M2, 6.92% (1 mo. USD LIBOR + 6.75%), 08/25/2028(c)	185,633	197,666
Series 2016-C02, Class 1M2, 6.17% (1 mo. USD LIBOR + 6.00%), 09/25/2028(c)	336,437	354,489
Series 2016-C05, Class 2M2, 4.62% (1 mo. USD LIBOR + 4.45%), 01/25/2029(c)	229,781	238,489
Series 2016-C06, Class 1M2, 4.42% (1 mo. USD LIBOR + 4.25%), 04/25/2029(c)	352,691	367,297
Series 2019-R03, Class 1M2, 2.32% (1 mo. USD LIBOR + 2.15%), 09/25/2031(b)(c)	158,568	156,411
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

	Principal Amount	Value

Freddie Mac
Series 2013-DN2, Class M2, STACR®, 4.74% (1 mo. USD LIBOR + 4.25%), 11/25/2023(c)	$331,025	$263,787
Series 2014-DN3, Class M3, STACR®, 4.49% (1 mo. USD LIBOR + 4.00%), 08/25/2024(c)	429,342	438,147
Series 2016-DNA2, Class M3, STACR®, 5.14% (1 mo. USD LIBOR + 4.65%), 10/25/2028(c)	200,025	211,008
Series 2018-HQA1, Class M2, STACR®, 2.47% (1 mo. USD LIBOR + 2.30%), 09/25/2030(c)	152,686	143,682
Series 2018-HRP1, Class M2, STACR®, 2.14% (1 mo. USD LIBOR + 1.65%), 04/25/2043(b)(c)	462,277	444,092
Series 2019-HRP1, Class M2, STACR®, 1.89% (1 mo. USD LIBOR + 1.40%), 02/25/2049(b)(c)	190,000	173,771
Total Agency Credit Risk Transfer Notes (Cost $6,326,041)		5,629,016
Shares		Value
Money Market Funds–0.26%
Invesco Liquid Assets Portfolio,Institutional Class, 0.43% (Cost $508,292)(j)(k)	508,698	$509,156
TOTAL INVESTMENTS IN SECURITIES–115.44% (Cost $219,907,944)		222,846,046
OTHER ASSETS LESS LIABILITIES—(15.44)%		(29,802,671)
NET ASSETS–100.00%		$193,043,375
Investment Abbreviations:
ACES	– Automatically Convertible Extendable Security
AUD	– Australian Dollar
CHF	– Swiss Franc
Ctfs.	– Certificates
EUR	– Euro
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SEK	– Swedish Krona
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $18,089,404, which represented 9.37% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2020.
(d)	Perpetual bond with no specified maturity date.
(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2020.
(h)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(i)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(j)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2020.

	Value February 29, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Affiliated Investments:
Invesco Liquid Assets Portfolio, Institutional Class	$36,463,571	$68,870,756	$(104,804,745)	$16,416	$(36,842)	$509,156	$27,478

(k)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.

See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury Ultra Bonds	63	September-2020	$13,735,969	$28,179	$28,179
U.S. Treasury Long Bonds	42	September-2020	7,491,750	42,722	42,722
Subtotal—Long Futures Contracts				70,901	70,901
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 2 Year Notes	16	September-2020	(3,533,500)	(1,532)	(1,532)
U.S. Treasury 5 Year Notes	164	September-2020	(20,602,500)	(27,237)	(27,237)
U.S. Treasury 10 Year Notes	102	September-2020	(14,184,375)	(32,091)	(32,091)
U.S. Treasury 10 Year Ultra Notes	5	September-2020	(786,641)	(2,159)	(2,159)
Subtotal—Short Futures Contracts				(63,019)	(63,019)
Total Futures Contracts				$7,882	$7,882
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$93,022,498	$—	$93,022,498
U.S. Treasury Securities	—	70,044,127	—	70,044,127
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	38,178,815	—	38,178,815
Non-U.S. Dollar Denominated Bonds & Notes	—	8,447,066	—	8,447,066
Asset-Backed Securities	—	7,015,368	—	7,015,368
Agency Credit Risk Transfer Notes	—	5,629,016	—	5,629,016
Money Market Funds	509,156	—	—	509,156
Total Investments in Securities	509,156	222,336,890	—	222,846,046
Other Investments - Assets*
Futures Contracts	70,901	—	—	70,901
Other Investments - Liabilities*
Futures Contracts	(63,019)	—	—	(63,019)
Total Other Investments	7,882	—	—	7,882
Total Investments	$517,038	$222,336,890	$—	$222,853,928

*	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Intermediate Bond Factor Fund